                                                       1933 Act File No. 2-87072
                                                      1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____                             [   ]
         Post-Effective Amendment No. 23                               [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 23                                              [ x ]


                           SENTRY VARIABLE ACCOUNT II
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                          SENTRY LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                               (Name of Depositor)

                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
-------------------------------------------------------------------------------
             (Address of Depositor's Executive Offices and Zip Code)

                            Telephone (715) 346-6000
-------------------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)

                               William M. O'Reilly
                          Sentry Life Insurance Company
                             1800 North Point Drive
                             Stevens Point, WI 54481
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)


Item No.                                             Location
                                            PART A

  1      Cover Page  ..............................  Cover Page

  2      Definitions  .............................  Definitions

  3      Synopsis .................................  Summary

  4      Condensed Financial Information  .........  Condensed Financial
                                                     Information

  5      General Description of Registrant,
         Depositor, and Portfolio Companies .......  The Company; The Variable
                                                     Account; T. Rowe Price Fixed
                                                     Income Series, Inc., T. Rowe
                                                     Price Equity Series, Inc., T.
                                                     Rowe Price International
                                                     Series, Inc., and Janus Aspen
                                                     Series

  6      Deductions and Expenses .................   Charges and Deductions

  7      General Description of Variable
         Annuity Contracts  .......................  The Contract

  8      Annuity Period  ..........................  Annuity Provisions

  9      Death Benefit  ...........................  The Contract; Annuity
                                                     Provisions

 10      Purchases and Contract Value .............  Purchases and Contract Value

 11      Redemptions  .............................  Purchases and Contract Value

 12      Taxes  ...................................  Federal Tax Status

 13      Legal Proceedings  .......................  Legal Proceedings

 14      Table of Contents of the Statement
         of Additional Information ................  Table of Contents of the
                                                     Statement of Additional
                                                     Information

                                            PART B

 15      Cover Page  ..............................  Cover Page

 16      Table of Contents  .......................  Table of Contents

 17      General Information and History ..........  The Company

 18      Services  ................................  Not Applicable

 19      Purchase of Securities Being Offered .....  Not Applicable

 20      Underwriters  ............................  Distribution of The Contract

 21      Calculation of Performance Data ..........  Yield Calculation for T. Rowe
                                                     Price Prime Reserve Subaccount

 22      Annuity Payments  ........................  Amount of Annuity Payments

 23      Financial Statements .....................  Financial Statements


                                            PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

              SENTRY LIFE INSURANCE COMPANY
    Home Office:                              Annuity Service Office:
      1800 North Point Drive                     P.O. Box 867
      Stevens Point, WI 54481                    Stevens Point, WI 54481
                                                 Telephone: (800) 533-7827

           INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                      VARIABLE ANNUITY CONTRACTS
                                ISSUED BY
                       SENTRY VARIABLE ACCOUNT II
                                    and
                    SENTRY LIFE INSURANCE COMPANY

The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series Institutional Shares. ("Janus Aspen Series"). Through the Variable Account, you may invest in the following Portfolios:

   T. Rowe Price Fixed Income Series, Inc.                  Janus Aspen Series
   ---------------------------------------                  --------------------
   - T. Rowe Price Prime Reserve Portfolio                  - Balanced Portfolio
   - T. Rowe Price Limited-Term Bond Portfolio              - Growth Portfolio
                                                            - Aggressive Growth Portfolio
   T. Rowe Price Equity Series, Inc.                        - Capital Appreciation Portfolio
   ---------------------------------                        - Worldwide Growth Portfolio
   - T. Rowe Price Personal Strategy Balanced Portfolio
   - T. Rowe Price Equity Income Portfolio

   T. Rowe Price International Series, Inc.
   ----------------------------------------
   - T. Rowe Price International Stock Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account.

THE CONTRACT:
   - IS NOT A BANK DEPOSIT
   - IS NOT FEDERALLY INSURED
   - IS NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   - IS NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 2000, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 28 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1, 2000.

                               TABLE OF CONTENTS
                                                                             Page
                                                                             ----
Definitions .............................................................      4
Summary .................................................................      5
Fee Table ...............................................................      6
Condensed Financial Information .........................................      8
Performance Information .................................................      9
Financial Statements ....................................................      9
The Company .............................................................      9
The Variable Account ....................................................      9
T. Rowe Price Fixed Income Series, Inc ..................................     10
T. Rowe Price Equity Series, Inc ........................................     10
T. Rowe Price International Series, Inc .................................     10
Janus Aspen Series ......................................................     10
Variable Account Voting Rights ..........................................     11
Substitution of Securities ..............................................     12
Charges and Deductions ..................................................     12
  Contingent Deferred Sales Charge ......................................     12
  Reduction or Elimination of Contingent Deferred Sales Charge ..........     13
  Deduction for Mortality and Expense Risk Premium ......................     14
  Deduction for Contract Maintenance Charge .............................     14
  Deduction for Premium Taxes and Other Taxes ...........................     14
  Other Expenses ........................................................     14
The Contract ............................................................     15
  Transfers .............................................................     15
  Telephone Transfers ...................................................     15
  Account Rebalancing ...................................................     16
  No Default ............................................................     16
  Modification of the Contract ..........................................     16
  Contract Value ........................................................     16
  Ownership .............................................................     16
  Assignment ............................................................     16
  Beneficiary ...........................................................     17
Annuity Provisions ......................................................     17
  Income Date and Settlement Option .....................................     17
  Changing the Income Date ..............................................     17
  Changing the Settlement Option ........................................     17
  Settlement Options ....................................................     17
  Mortality and Expense Guarantee .......................................     18
  Frequency of Annuity Payments .........................................     18
  Amount of Annuity Payments ............................................     18
  Additional Provisions .................................................     19
Death Benefit ...........................................................     19
  Death of the Annuitant ................................................     19
  Death of the Contract Owner ...........................................     19

                         TABLE OF CONTENTS (CONTINUED)
                                                                                      Page
                                                                                      ----
Purchases and Contract Value .....................................................      20
  Change in Purchase Payments ....................................................      20
  Allocation of Purchase Payments ................................................      20
  Accumulation Units .............................................................      20
  Distribution of Contract .......................................................      21
Surrenders .......................................................................      21
  Limitations on Withdrawals from 403(b) Annuities ...............................      22
  Texas Optional Retirement Program ..............................................      22
Federal Tax Status ...............................................................      22
  General ........................................................................      22
  Diversification ................................................................      23
  Contract Owner Control of Investments ..........................................      23
  Multiple Contracts .............................................................      24
  Partial 1035 Exchanges .........................................................      24
  Owner Other than Natural Person ................................................      24
  Tax Treatment of Assignments ...................................................      24
  Income Tax Withholding .........................................................      24
  Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457 Contracts      25
  Qualified Plans ................................................................      25
  Tax Treatment of Withdrawals - Qualified Contracts .............................      27
  Tax Sheltered Annuities - Withdrawal Limitations ...............................      27
  Section 457 - Deferred Compensation Plans ......................................      28
Legal Proceedings ................................................................      28
Table of Contents of Statement of Additional Information .........................      28

                                   DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit     An accounting unit representing a share of ownership
                      in the Variable Account during the years before annuity payments begin.

Annuitant             The person upon whose continuation of life any annuity
                      payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit          An accounting unit of measure used to calculate
                      annuity payments during the income phase of the Contract.

Code                  Internal Revenue Code of 1986, as amended.

Company Sentry Life Insurance Company, 1800 North Point Drive, Stevens Point, WI 54481.

Contingent Owner      The Contingent Owner, if any, of the Contract must
                      be the spouse of the Contract Owner named on the application.

Contract Anniversary  The same month and day each year calculated from the date the Contract was first issued.

Contract Owner        The Contract Owner is named on the application, unless
                      changed, and has all rights under the Contract.

Contract Value        The dollar value of all amounts accumulated under the
                      Contract as calculated on any valuation date.

Contract Year         A 12-month period beginning with the Contract issue date
                      and each Contract anniversary date thereafter.

Mutual Fund           A Mutual Fund designated as an investment option for the
                      Variable Account.

Income Date           The date on which annuity payments begin.

Non-Qualified         A contract issued under a non-qualified plan. This means
Contract              that the contract does not receive favorable tax treatment under Sections 401, 403, 408 or 457 of the Code.

Portfolio             A segment of a Mutual Fund made up of a separate and
                      distinct class of shares.

Qualified Contract    A contract that is issued under a tax-qualified plan. A
                      qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount            A segment of the Variable Account that invests in a Mutual
                      Fund or Portfolio.

Valuation Date        The date on which the Company determines the value of
                      the Contract. The Valuation Date is each day that the New
                      York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's Day,
                      Martin Luther King Day, President's Day, Good Friday,
                      Memorial Day, Independence Day, Labor Day, Thanksgiving
                      Day and Christmas Day.

Valuation Period      The period beginning at the close of business on
                      the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account      Sentry Variable Account II, a separate investment
                      account of Sentry Life Insurance Company into which you can allocate your net purchase payments. The Variable
                      Account is divided into Subaccounts.

                                    SUMMARY
THE CONTRACT
The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the Contract Values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

THE VARIABLE ACCOUNT
You can allocate purchase payments to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series at their net asset value. As the Contract Owner, you bear the investment risk for the purchase payments you select to be allocated to the Variable Account.

TEN-DAY FREE LOOK
Within 10 days (or longer in states where required) of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your purchase payments.

CHARGES AND DEDUCTIONS
Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

TAXES
Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

                                    FEE TABLE
CONTRACT OWNER TRANSACTION EXPENSES

   -  Contingent Deferred Sales Charge (as a percentage of purchase payments)
      TIME BETWEEN WHEN PURCHASE
      PAYMENT IS MADE AND DATE OF SURRENDER                                PERCENTAGE
      -------------------------------------                                ----------
Less than 1 year ........................................................     6%
At least 1 year, but less than 2 years ..................................     5%
At least 2 years, but less than 3 years .................................     4%
At least 3 years, but less than 4 years .................................     3%
At least 4 years, but less than 5 years .................................     2%
At least 5 years, but less than 6 years .................................     1%
At least 6 years ........................................................     0%


CONTRACT MAINTENANCE CHARGE
   -  $30 per year

VARIABLE ACCOUNT ANNUAL EXPENSES
   -  Mortality and Expense Risk Premium - 1.20% of daily net asset value

ANNUAL EXPENSES OF T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., T. ROWE PRICE INTERNATIONAL SERIES, INC., AND JANUS ASPEN
SERIES (as a percentage of the average daily net assets of a Portfolio)

                                             INVESTMENT MANAGEMENT    OTHER        TOTAL ANNUAL
PORTFOLIO                                    AND ADMINISTRATION      EXPENSES        EXPENSES
                                                   FEES
T. Rowe Price Fixed Income Series, Inc.
 - T. Rowe Price Prime Reserve                     0.55%               0.00%          0.55%
 - T. Rowe Price Limited-Term Bond                 0.70%               0.00%          0.70%

T. Rowe Price Equity Series, Inc.
 - T. Rowe Price Personal Strategy Balanced        0.90%               0.00%          0.90%
 - T. Rowe Price Equity Income                     0.85%               0.00%          0.85%

T. Rowe Price International Series, Inc.
 - T. Rowe Price International Stock               1.05%               0.00%          1.05%

Janus Aspen Series
 - Balanced                                        0.65%               0.02%          0.67%
 - Growth                                          0.65%               0.02%          0.67%
 - Aggressive Growth                               0.65%               0.02%          0.67%
 - Capital Appreciation                            0.65%               0.04%          0.69%
 - Worldwide Growth                                0.65%               0.05%          0.70%



Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. have an annual all-inclusive Investment Management and Administrative Fee based on their average daily net assets, which includes all expenses related to the Portfolio. The Portfolios calculate and accrue the fees daily. Expenses for the Janus Aspen Series Portfolios are based on expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee.

EXAMPLES

The following table shows the expenses that you, as a Contract Owner, would pay on a $1,000 investment, assuming a 5% annual return on assets.

   (a) shows the amounts that you would pay at the end of each time period if you surrender the Contract.
   (b) shows the amounts that you would pay if you do not surrender the Contract.

                                                   TIME PERIODS
                                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                             ------   -------   -------    --------
T. Rowe Price                              a) $68       $ 86       $107       $209
Prime Reserve Portfolio                    b) $18       $ 56       $ 97       $209

T. Rowe Price                              a) $70       $ 91       $115       $225
Limited-Term Bond Portfolio                b) $20       $ 61       $105       $225

T. Rowe Price                              a) $72       $ 97       $125       $245
Personal Strategy Balanced Portfolio       b) $22       $ 67       $115       $245

T. Rowe Price                              a) $71       $ 95       $122       $240
Equity Income Portfolio                    b) $21       $ 65       $112       $240

T. Rowe Price                              a) $73       $101       $132       $260
International Stock Portfolio              b) $23       $ 71       $122       $260

Janus Aspen Series                         a) $70       $ 91       $114       $222
Balanced Portfolio                         b) $20       $ 61       $104       $222

Janus Aspen Series                         a) $70       $ 91       $114       $222
Growth Portfolio                           b) $20       $ 61       $104       $222

Janus Aspen Series                         a) $70       $ 91       $114       $222
Aggressive Growth Portfolio                b) $20       $ 61       $104       $222

Janus Aspen Series                         a) $70       $ 91       $114       $224
Capital Appreciation Portfolio             b) $20       $ 61       $104       $224

Janus Aspen Series                         a) $70       $ 91       $115       $225
Worldwide Growth Portfolio                 b) $20       $ 61       $105       $225


                  EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist you in understanding the various costs and expenses that you will incur, either directly or indirectly. The table reflects expenses of the Variable Account, as well as the Portfolios.

2. Premium taxes may apply; however, they are not reflected.

3. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                     CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements have been audited by PricewaterhouseCoopers, LLP, independent accountant, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.

On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust (the "Substitution") as follows:

  From these Portfolios:             Into these Portfolios
  AMT Liquid Asset Portfolio         T. Rowe Price Prime Reserve Portfolio
  AMT Limited Maturity Portfolio     T. Rowe Price Limited-Term Bond Portfolio
  AMT Balanced Portfolio             T. Rowe Price Personal Strategy Balanced Portfolio
  AMT Growth Portfolio               Janus Aspen Series Aggressive Growth Portfolio

On May 1, 2000, the Company began offering six additional Portfolios as investment options in connection with the Contract. Therefore, there are no accumulation units shown for the Subaccounts investing in the new Portfolios. The additional Portfolios are as follows:

  T. Rowe Price Equity Series, Inc.
  - T. Rowe Price Equity Income Portfolio

  T. Rowe Price International Series, Inc.
  - T. Rowe Price International Stock Portfolio

  Janus Aspen Series
  - Balanced Portfolio
  - Growth Portfolio
  - Capital Appreciation Portfolio
  - Worldwide Growth Portfolio

As a result of the Substitution described above, the Subaccounts shown in the table below no longer exist as of the date of this Prospectus.

                                                          YEAR ENDED
                              1999     1998        1997       1996       1995      1994       1993       1992        1991
                              ----     ----        ----       ----       ----      ----       ----       ----        ----
LIQUID ASSET SUBACCOUNT
Beginning of Period        $17.954    $17.361    $16.779    $16.247    $15.653    $15.311    $15.127    $14.825    $14.207
End of Period               18.498     17.954     17.361     16.779     16.247     15.653     15.311     15.127     14.825
Number of Accum.
 Units Outstanding         182,027    140,566    115,558    145,387    162,165    217,211    270,994    414,153    544,747
GROWTH SUBACCOUNT
Beginning of Period        $57.716    $50.557    $39.662    $36.783    $28.257    $30.098    $28.524    $26.357    $20.558
End of Period               85.778     57.716     50.557     39.662     36.783     28.257     30.098     28.524     26.357
Number of Accum.
 Units Outstanding         710,496    750,025    780,148    847,224    938,909  1,049,256  1,156,057  1,231,668  1,363,149
LIMITED MATURITY BOND
 SUBACCOUNT
Beginning of Period        $25.048    $24.284    $23.024    $22.342    $20.381    $20.653    $19.607    $18.867    $17.147
End of Period               25.115     25.048     24.284     23.024     22.342     20.381     20.653     19.607     18.867
Number of Accum.
 Units Outstanding         203,835    238,960    258,942    317,877    384,749    460,025    527,775    624,082    696,573
BALANCED SUBACCOUNT
Beginning of Period        $22.613    $20.399    $17.283    $16.367    $13.382    $14.010    $13.323    $12.480    $10.288
End of Period               29.845     22.613     20.399     17.283     16.367     13.382     14.010     13.323     12.480
Number of Accum.
 Units Outstanding         500,706    499,567    482,578    519,312    550,216    618,542     654,95    565,977    284,777


                                     1990
                                     ----
LIQUID ASSET SUBACCOUNT
Beginning of Period                $13.368
End of Period                       14.207
Number of Accum.
 Units Outstanding                 646,044
GROWTH SUBACCOUNT
Beginning of Period                $22.662
End of Period                      20.5582
Number of Accum.
 Units Outstanding               1,375,719
LIMITED MATURITY BOND
 SUBACCOUNT
Beginning of Period               $16.0269
End of Period                      17.1476
Number of Accum.
 Units Outstanding                 765,968
BALANCED SUBACCOUNT
Beginning of Period                $10.000
End of Period                       10.288
Number of Accum.
 Units Outstanding                 164,053

                          PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios. The Company may also advertise cummulative return which is calculated the same way, except that the results are not annualized.

For periods starting prior to the date the Subaccount first invested in the corresponding Portfolio, the performance will be based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolio during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance of the Subaccount.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

                            FINANCIAL STATEMENTS
This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                 THE COMPANY
The Company, meaning Sentry Life Insurance Company, is a stock life insurance company incorporated under the laws of Wisconsin in 1958. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is authorized to conduct annuity, life, accident and health insurance business in the District of Columbia and all states, except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is also located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                            THE VARIABLE ACCOUNT
The Variable Account was established by the Company's Board of Directors on August 2, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company.

The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account.

The assets of the Variable Account are divided into Subaccounts within the Variable Account.

                   T. ROWE PRICE FIXED INCOME SERIES, INC.,
                      T. ROWE PRICE EQUITY SERIES, INC.,
                  T. ROWE PRICE INTERNATIONAL SERIES, INC.,
                           AND JANUS ASPEN SERIES

Each Subaccount within the Variable Account invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. or Janus Aspen Series (collectively, the Funds). All Portfolios may not be available in all states.

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and
T. Rowe Price International Series, Inc. are diversified open-end management investment companies of the series type. All are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland, 21202, is registered with the Securities and Exchange Commission as an investment adviser and serves as investment adviser for T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. As the investment adviser, T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments. T. Rowe Price Associates, Inc. is not affiliated with the Company, and the Company has no legal responsibility for the management or operation of the Portfolios.

Rowe Price Fleming International, Inc., the investment adviser for T. Rowe Price International Series, Inc., is an affiliate of T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Ltd. Its offices are located at 100 East Pratt Street, Baltimore, Maryland 21202.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

     T. Rowe Price Prime Reserve Portfolio. The investment objectives of the T. Rowe Price Prime Reserve Portfolio are preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S.
     dollar-denominated money market securities.

     T. Rowe Price Limited-Term Bond Portfolio. The investment objective of the
     T. Rowe Price Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade debt securities.

     T. Rowe Price Personal Strategy Balanced Portfolio. The investment objective of the T. Rowe Price Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

     T. Rowe Price Equity Income Portfolio. The investment objective of the T. Rowe Price Equity Income Portfolio is to seek substantial dividend income as well as long-term growth of capital by investing in stocks of large, established companies with higher than average market dividend yields and below average levels of valuation.

     T. Rowe Price International Stock Portfolio. The investment objective of the T. Rowe Price International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established non-United States companies.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers multiple Portfolios, five of which are currently offered in connection with the Contract.

Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado, 80206-4928, registered with the Securities and Exchange Commission as an investment adviser, is the investment adviser to Janus Aspen Series and is responsible for the day-to-day management of the investment portfolio and other business affairs.

Janus Capital Corporation is not affiliated with the Company, and the Company has no responsibility for the management or operations of Janus Aspen Series.

A summary of the investment objectives of Janus Aspen Series Portfolios is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in the Portfolios' prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

     Balanced Portfolio. The investment objective of the Balanced Portfolio is to seek long-term growth of capital balanced by current income. The Portfolio normally invests 40% to 60% of its assets in securities selected primarily for their growth potential, and 40% to 60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed income securities.

     Growth Portfolio. The investment objective of the Growth Portfolio is to seek long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its objectives by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

     Capital Appreciation Portfolio. The investment objective of the Capital Appreciation Portfolio is to seek long-term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     Aggressive Growth Portfolio. The investment objective of the Aggressive Growth Portfolio is to seek long-term growth of capital through a non-diversified Portfolio that invests primarily in common stocks of domestic companies and some foreign companies selected for their growth potential. As a non-diversified Portfolio, it may hold larger positions in a smaller number of securities than a diversified Portfolio. The Portfolio normally invests at least 50% of its equity assets in medium-sized companies.

     Worldwide Growth Portfolio. The investment objective of the Worldwide Growth Portfolio is to seek long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

                      VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series (collectively, the "Funds") shares. However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds hold a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions at least 14 days prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Funds held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

                         SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Account's objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                           CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.

The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sale expenses, the Company may use the mortality and expense risk premium to make up any difference.

If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge:

     - purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;
     - in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by:
   (1) allocating purchase payments to the amount surrendered; and
   (2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and
   (3) adding the products of each multiplication in (2) above.

           TIME BETWEEN WHEN PURCHASE
        PAYMENT IS MADE AND DATE OF SURRENDER                                                 PERCENTAGE
        -------------------------------------                                                 ----------
       Less than 1 year.......................................................................    6%
       At least 1 year, but less than 2 years.................................................    5%
       At least 2 years, but less than 3 years................................................    4%
       At least 3 years, but less than 4 years................................................    3%
       At least 4 years, but less than 5 years................................................    2%
       At least 5 years, but less than 6 years................................................    1%
       At least 6 years.......................................................................    0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.
       Example:   Amount requested:                                       $1,000
                  Assume 5% contingent deferred sales charge:             $   50
                  Total amount withdrawn from Contract Value:             $1,050
                  Amount you receive:                                     $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.
       Example:   Amount requested:                                       $1,000
                  Assume 5% contingent deferred sales charge:             $   50
                  Total amount withdrawn from Contract Value:             $1,000
                  Amount you receive:                                     $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

     - After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.
     - When purchase payments that have been held by the Company for more than six years are being withdrawn.
     - When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.
     - At the Company's option pursuant to its current guidelines or procedures.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:
   (1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.
   (2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.
   (3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.
   (4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amounts of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

   - The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.
   - Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.
   - If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.
   - The contract maintenance charge will be deducted whether or not you are making purchase payments.
   -   The Company does not profit from the contract maintenance charge.

DEDUCTION FOR PREMIUM TAXES AND OTHER TAXES

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the Company's current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying Fund prospectuses.

                                 THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

TRANSFERS

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year.

Transfers are subject to the following conditions:

(1)  Requests for transfers must be in writing and must clearly state:
     -    the amount to be transferred; and
     - the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 25 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(6) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

TELEPHONE TRANSFERS

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the Contract application form.
(2) Call the Annuity Service Office at the telephone number listed on page 1 of this Prospectus. Be prepared to give the customer service representative specific information about the Contract, including the Contract number, and your social security number and/or birth date. You may be required to provide additional information in order to verify that the request is genuine.
(3) You must give specific detail to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested by telephone before 3 p.m., C.S.T., will take effect that day. Transfer requests received by telephone after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

ACCOUNT REBALANCING

The Company offers an Account Rebalancing Program which allows you to have your Contract Value automatically reallocated annually to a specific percentage or at more frequent intervals. You may participate in this program by sending a written request to the Company at the Annuity Service Office address given on page 1 of this Prospectus. Participation in the Account Rebalancing Program will neither ensure a profit nor guarantee against a loss in a declining market.

NO DEFAULT

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

MODIFICATION OF THE CONTRACT

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

CONTRACT VALUE

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

       Example:   Number of Accumulation Units in Subaccount  =   250
                  Value of one Subaccount Accumulation Unit   =   $10
                  250  x  $10 = $2,500 Contract Value

OWNERSHIP

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant. On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

In order to make a change in the Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change the Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

ASSIGNMENT

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date. The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law.

ASSIGNMENT OF THE CONTRACT MAY BE A TAXABLE EVENT. You should consult your tax adviser before assigning the Contract.

BENEFICIARY

You name the beneficiary on the application and, unless changed, that beneficiary is entitled to receive the death benefit on your death or the death of the Annuitant.

Unless you specify otherwise, the death benefit will be pain in equal shares, or all to the survivor, as follows:

     (1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (2) to the contingent beneficiary or beneficiary who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (3) to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, yo may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, by the Company will not be liable for nay payment it makes or action it takes before it records the change.

                               ANNUITY PROVISIONS

INCOME DATE AND SETTLEMENT OPTION

You will select an Income Date and a settlement option at the time you complete the application The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments.

The Income Date must fall on the fist day of a calendar month and must be at least one month after the date on Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

CHANGING THE INCOME DATE

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday. However, if the Contract is issued pursuant to a qualified plan, it may require an earlier date.

CHANGING THE SETTLEMENT OPTION

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may request an alternative option acceptable to the Company.

SETTLEMENT OPTIONS

The net proceeds under the Contract may be paid under one of the following options, or an alternative option acceptable to the Company:


     OPTION 1 - LIFE ANNUITY
     Under the option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate upon the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

     OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED
     Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

     The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments, or it can be paid in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

     OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY
     Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

IF NO SETTLEMENT OPTION IS SELECTED, OPTION 1 WILL AUTOMATICALLY BE APPLIED.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

FREQUENCY OF ANNUITY PAYMENTS

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum.

If the amount of a monthly annuity payment is or becomes less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

AMOUNT OF ANNUITY PAYMENTS

A  variable annuity is an annuity with payments that:

     -    are not predetermined as to dollar amount; and
     - will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

     (1)  the Contract Value on the Income Date;
     (2)  the annuity table specified in the Contract;
     (3)  the settlement option selected; and
     (4)  the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

ADDITIONAL PROVISIONS

   - Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.
   - You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.
   - Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.
   - The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                 DEATH BENEFIT

DEATH OF THE ANNUITANT

If the Annuitant who is not the Contract Owner dies before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives:

   (1) a certified copy of the death certificate; AND
   (2) an election to either receive the death benefit as a lump sum or under one of the settlement options.

If a lump sum payment is elected, the Company will pay it within seven days after it receives the election and the death certificate.

If the beneficiary does not elect a settlement option, the Company will pay the death benefit in a lump sum.

If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a lump sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

The amount of the death benefit will be the greater of:

     (1)  the sum of all purchase payments made, less surrendered amounts; or
     (2)  the Contract Value.

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be paid as provided for in the settlement option you selected. The Company will require proof of the Annuitant's death.

DEATH OF THE CONTRACT OWNER

If the Contract is issued under a non-qualified plan, the death benefit will be paid as follows:

If you, as the Contract Owner (regardless of whether you are the Annuitant), die before the Income Date, the entire Contract Value must be distributed within five years of the date of your death, unless:

   (1) it is payable over the lifetime of a designated beneficiary with distributions beginning within one year of the date of your death; OR
   (2) the Contingent Owner, if any, continues the Contract in his or her own name. (The Contingent Owner must be your spouse.)

If the owner of the Contract is a non-natural person, for purposes of the death benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                       PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can make purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.
                                  Minimum Initial         Minimum Subsequent
                                 Purchase Payment         Purchase Payment
Non-Qualified Contract                  $1,000                    $100
Qualified Contract                      $1,000                    $100
Contract issued under an                $   50                    $ 50
employer-sponsored payroll
deduction plan

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

CHANGE IN PURCHASE PAYMENTS

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the requirements set forth above.

ALLOCATION OF PURCHASE PAYMENTS

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.
       Example:   Amount of purchase payment                  =  $100
                  Value of one Subaccount Accumulation Unit   =  $ 10
                  $100 /$10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

ACCUMULATION UNITS

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount.

Initially, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company determines the Accumulation Unit value. It does this by:

     (1) determining the total amount of money invested in the particular Subaccount;
     (2) subtracting from that amount the mortality and expense risk premium and any other charges such as taxes the Company has deducted; and
     (3)  dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by:
   -  the investment performance of the Subaccount;
   -  expenses; and
   -  deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 4 of this Prospectus.

DISTRIBUTION OF CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not to exceed 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                  SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to make a surrender of all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

   (1) the total of any applicable premium taxes not previously deducted; PLUS
   (2) any applicable contract maintenance charge; PLUS
   (3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

   (1) the New York Stock Exchange is closed (on other than customary weekend and holiday closings);
   (2) trading on the New York Stock Exchange is restricted;
   (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or
   (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

LIMITATIONS ON SURRENDERS FROM 403(B) ANNUITIES

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

     -    be at least age 59 1/2;
     -    separate from the service of your employer;
     -    die;
     -    become disabled (as defined in the Code); or
     -    have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

     -    salary reduction contributions made after December 31, 1988;

     -    income attributable to such contributions; and

     -    income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

TEXAS OPTIONAL RETIREMENT PROGRAM

If the Contract is issued to a participant in the Texas Optional Retirement Program("ORP"), it will contain an ORP endorsement amending the Contract in two ways. First, if for any reason the second year of the ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education at its request. Second, no benefits will be payable, through surrender or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the employer before the Contract can be redeemed.

                              FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if:

     - no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
     - no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
     - no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and
     - no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

CONTRACT OWNER CONTROL OF INVESTMENTS

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, a tax court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. In late 1999, the Internal Revenue Service acquiesced to the tax court's ruling, but stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations in order to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. Without further guidance from the IRS, it is unclear what specific types of partial exchanges will be challenged by the IRS. Currently, the Company does not allow partial exchanges of annuity contracts. However, due to the uncertainty in this area, you should consult you own tax adviser before entering into a partial exchange of any annuity contract.

OWNER OTHER THAN NATURAL PERSON

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.

However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

INCOME TAX WITHHOLDING

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate.

Certain distributions from retirement plans qualified under Sections 401 or 403(b) of the Code that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

   (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or
   (2) distributions that are required minimum distributions; or
   (3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or
   (4) hardship withdrawals.

You should consult your tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS AND SECTION 457 CONTRACTS

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

   (1) after the taxpayer reaches age 59 1/2;
   (2) after the Contract Owner's death;
   (3) if the taxpayer is totally disabled (as defined in the Code);
   (4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;
   (5) under an immediate annuity; or
   (6) that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 59 1/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

QUALIFIED PLANS

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You need to be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plan to the extent such terms conflict with the terms of the Contract unless the Company specifically consents to be bound. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax-deferred. However, the Contract has features and benefits other than tax-deferral that may make it an appropriate investment for a qualified plan.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized.

Various penalties and excise taxes may apply to purchase payments
(contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans with the exception of SIMPLE IRAs and simplified employee pension (SEP) plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

   TAX SHELTERED ANNUITIES

   The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity.

   INDIVIDUAL RETIREMENT ANNUITIES

   The Code permits eligible individuals to contribute to an individual retirement plan known as an "individual retirement annuity" or "IRA." Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

   Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Subject to certain income limits, a maximum of $2,000 per year may be contributed to a Roth IRA. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

   - the distribution is made after age 59 1/2 or the taxpayer has died or is disabled;

   - the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

   Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

   If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

   PENSION AND PROFIT-SHARING PLANS

   The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

    (1)  distributions made on or after age 59 1/2;
    (2)  distributions following death or disability;
    (3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;
    (4)  distributions after separation from service after age 55;
    (5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;
    (6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;
    (7)  distributions made on account of an IRS levy on the Qualified Contract;
    (8) under limited conditions, distributions from an IRA to purchase medical insurance;
    (9) under limited conditions, distributions from an IRA for qualified higher education expenses; and
   (10) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than April 1 of the calendar year following the calendar year in which you reach age 70 1/2 ; OR the calendar year in which you retire, whichever is LATER.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

    - be at least age 59 1/2;
    - separate from the service of your employer;
    - die;
    - become disabled (as defined in the Code); or
    - have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

    - salary reduction contributions made after December 31, 1988;
    - income attributable to such contributions; and
    - income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

SECTION 457 - DEFERRED COMPENSATION PLANS

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in deferred compensation plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33
1/3 percent of the participant's includable compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of the participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996, must have been amended to satisfy the trust and exclusive benefit requirements prior to January 1, 1999, and must have been amended no later than that date to continue to receive favorable tax treatment. The trust requirement does not apply to amounts under a plan of a tax exempt (non-governmental) employer. In addition, the trust requirement does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee:

   -  attains age 70 1/2;
   -  separates from service;
   -  dies; or
   -  suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under Section 457 of the Code.

                                LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                                                             PAGE
----                                                                                                             ----

THE COMPANY.........................................................................................................3

DISTRIBUTION OF THE CONTRACT........................................................................................3

INDEPENDENT ACCOUNTANT..............................................................................................3

LEGAL OPINIONS......................................................................................................3

YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT........................................................3

PERFORMANCE INFORMATION.............................................................................................4

ANNUITY PAYMENTS....................................................................................................5

 Annuity Unit.......................................................................................................5

 Amount of Annuity Payments.........................................................................................5

 Net Investment Factor..............................................................................................6

FINANCIAL STATEMENTS................................................................................................6

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                    issued by
                           SENTRY VARIABLE ACCOUNT II
                                       and
                          SENTRY LIFE INSURANCE COMPANY

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
2000.

                                TABLE OF CONTENTS

Item                                                               Page
----                                                               ----
THE COMPANY .....................................................   3
DISTRIBUTION OF THE CONTRACT ....................................   3
INDEPENDENT ACCOUNTANT ..........................................   3
LEGAL OPINIONS ..................................................   3
YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT ....   3
PERFORMANCE INFORMATION .........................................   4
ANNUITY PAYMENTS ................................................   5
  Annuity Unit ..................................................   5
  Amount of Annuity Payments ....................................   5
  Net Investment Factor .........................................   6
FINANCIAL STATEMENTS ............................................   6

                                   THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in all states, except New York, and in the District of Columbia. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                        DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in those states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract, which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1997, 1998 and 1999 of $309,674, $392,706, and $435,255, respectively. Of those amounts it retained $259,161, $236,907, and $287,172, respectively.

                             INDEPENDENT ACCOUNTANT

The statutory financial statements of the Company as of December 31, 1999 and 1998, and for the years then ended, and the financial statements of the Variable Account as of December 31, 1999 and 1998, and for each of the two years in the period then ended, have been audited by PricewaterhouseCoopers LLP, 203 North LaSalle, Chicago, Illinois, independent accountant, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

           YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                             PERFORMANCE INFORMATION

The average annual total return figures and the cumulative total return figures for the one- and five-year periods and since inception to December 31, 1999, are as follows:

                                               CUMULATIVE                 AVERAGE ANNUAL
                                              TOTAL RETURN                 TOTAL RETURN

                                                          SINCE                             SINCE
                                   ONE YEAR  FIVE YEARS INCEPTION    ONE YEAR  FIVE YEARS INCEPTION
                                   --------  ---------- ----------   --------  ---------- ---------
T. Rowe Price Prime Reserve        (1.60)%        --      8.48%       (1.60)%       --        2.75%
 Portfolio(*)
T. Rowe Price Limited-Term         (5.66)%     21.14%    23.71%       (5.66)%     3.91%       3.77%
 Bond Portfolio(*)
T. Rowe Price Personal Strategy      1.92%    101.25%   101.16%         1.92%    15.01%      15.00%
 Balanced Portfolio(*)
T. Rowe Price Equity Income        (2.78)%    120.27%   133.77%       (2.78)%    17.11%      15.91%
 Portfolio(*)
T. Rowe Price International         26.86%     89.87%    91.18%        26.86%    13.68%      11.93%
 Stock Portfolio(*)
Janus Aspen Balanced Portfolio(*)   20.29%    183.93%   203.02%        20.29%    23.21%      19.24%
Janus Aspen Growth Portfolio(*)     37.53%    249.64%   266.84%        37.53%    28.45%      22.91%
Janus Aspen Aggressive             119.00%    345.34%   505.28%       119.00%    34.82%      33.08%
 Growth Portfolio(*)
Janus Aspen Capital                 60.57%        --    222.74%        60.57%       --       55.09%
 Appreciation Portfolio(*)
Janus Aspen Worldwide               58.02%    303.40%   382.07%        58.02%    32.17%      28.36%
 Growth Portfolio(*)

(*)Dates of inception of the Portfolios are as follows:
    T. Rowe Price Prime Reserve Portfolio: December 31, 1996
    T. Rowe Price Limited-Term Bond Portfolio: May 13, 1994
    T. Rowe Price Personal Strategy Balanced Portfolio: December 30, 1994
    T. Rowe Price Equity Income Portfolio: March 31, 1994
    T. Rowe Price International Stock Portfolio: March 31, 1994
    Janus Aspen Balanced Portfolio: September 13, 1993
    Janus Aspen Growth Portfolio: September 13, 1993
    Janus Aspen Aggressive Growth Portfolio: September 13, 1993
    Janus Aspen Capital Appreciation Portfolio: May 1, 1997
    Janus Aspen Worldwide Growth Portfolio: September 13, 1993

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses, if applicable, paid by the Portfolios. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered Purchase Payment.

The T. Rowe Price Prime Reserve Portfolio, the T. Rowe Price Limited-Term Bond Portfolio, the T. Rowe Price Personal Strategy Balanced Portfolio, and the Janus Aspen Series Aggressive Growth Portfolio were made available for investment in connection with the Contract on January 7, 2000. The remaining Portfolios were made available for investment on May 1, 2000. For periods starting prior to the date the Contracts first invested in the Portfolio, the performance information shown above is based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract, as if the Contract had invested in the Portfolio during the periods stated. These figures should not be interpreted to reflect actual historical performance of the Contract.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

                                  P(1+T)n= ERV
       Where:
       P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years
     ERV = ending redeemable value at the end of the one- and five year periods and since inception to December 31, 1999 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 1999.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable contract maintenance charge and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

   (1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 1998, were redeemed on December 31, 1999.

   (2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1994, were redeemed on December 31, 1999.

   (3) The since inception figures assume that values based on a $1,000 payment made on the inception dates were redeemed on December 31, 1999.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVESTMENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTATIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

                                ANNUITY PAYMENTS
ANNUITY UNIT

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

   (1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

   (2) the result is divided by the assumed investment factor for that Valuation Period.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

AMOUNT OF ANNUITY PAYMENTS

   (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

   (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

   (1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

   (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period shall be the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

NET INVESTMENT FACTOR

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

   (1) is the net result of:

      (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

      (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS
      (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;
   (2) is the net result of:

      (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

      (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

   (3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                         SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II
                           ---------------------------

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------

                                                  PRICEWATERHOUSECOOPERS LLP
                                                  203 North LaSalle Street
                                                  Chicago, IL  60601-1210
                                                  Telephone  (312) 701-5500
                                                  Facsimile  (312) 701-6533

                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT II:

In our opinion, the accompanying combined statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1999, and the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS L.L.P.

Chicago, Illinois
February 10, 2000

                          SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

ASSETS:

Investments at market value:

  Neuberger Berman Advisers Management Trust:

   Liquid Asset Portfolio, 3,355,328
     shares (cost $3,355,328)                                       $ 3,355,328

   Growth Portfolio, 1,635,362
     shares (cost $39,921,147)                                       60,949,957

   Limited Maturity Bond Portfolio, 386,681
     shares (cost $5,288,618)                                         5,119,661

   Balanced Portfolio, 715,410
     shares (cost $11,204,846)                                       14,944,925
                                                                    -----------

     Total investments                                               84,369,871

Dividends receivable                                                     12,930
                                                                    -----------

     Total assets                                                    84,382,801

LIABILITIES:

Accrued expenses                                                          7,434
                                                                    -----------

NET ASSETS                                                          $84,375,367
                                                                    ===========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS
For the Years ended December 31, 1999 and 1998

                                                     SUB-ACCOUNTS INVESTING IN:
                                                   -----------------------------
                                                           Liquid Asset                      Growth
                                                             Portfolio                      Portfolio
                                                   -----------------------------   ----------------------------
                                                        1999           1998            1999           1998
                                                   ------------    -------------   ------------    ------------
Income:
  Dividends                                        $    118,848    $    115,086    $       --      $       --

Expenses:
  Mortality and expense risk                             33,848          30,299         525,689         474,117
                                                   ------------    ------------    ------------    ------------

Net investment income (loss)                             85,000          84,787        (525,689)       (474,117)
                                                   ------------    ------------    ------------    ------------

Realized gains (losses) on investments
  Realized net investment gain                             --              --         1,260,786         588,794

  Capital gain distributions received                      --              --         2,286,697      10,487,400
                                                   ------------    ------------    ------------    ------------

  Realized gain (loss) on investments and
    capital gain distributions, net                        --              --         3,547,483      11,076,194

Unrealized appreciation (depreciation), net                --              --        16,987,351      (5,211,880)
                                                   ------------    ------------    ------------    ------------

Net increase in net assets from operations         $     85,000    $     84,787    $ 20,009,145    $  5,390,197
                                                   ============    ============    ============    ============

STATEMENTS OF CHANGES IN NET ASSETS
For the Years ended December 31, 1999 and 1998

Net increase (decrease) in net assets
  from operations:

  Net investment income (loss)                     $     85,000    $     84,787    $   (525,689)   $   (474,117)

  Realized gains (losses)                                  --              --         3,547,483      11,076,194

  Unrealized appreciation (depreciation)                   --              --        16,987,351      (5,211,880)
                                                   ------------    ------------    ------------    ------------

Net increase in net assets from operations               85,000          84,787      20,009,145       5,390,197
                                                   ------------    ------------    ------------    ------------
Contract transactions:
  Purchase payments                                     239,467       1,292,248       3,246,498       3,248,943

  Transfers between subaccounts, net                    955,918          25,234        (236,434)       (126,390)

  Withdrawals                                          (432,315)       (879,099)     (5,280,344)     (4,612,799)

  Contract maintenance fees                              (3,004)         (2,851)        (45,922)        (39,072)

  Surrender charges                                      (1,563)         (2,826)        (36,485)        (13,884)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
  derived from principal transactions                   758,503         432,706      (2,352,687)     (1,543,202)
                                                   ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                 843,503         517,493      17,656,458       3,846,995

Net assets at beginning of year                       2,523,709       2,006,216      43,288,702      39,441,707
                                                   ------------    ------------    ------------    ------------

Net assets at end of year                          $  3,367,212    $  2,523,709    $ 60,945,160    $ 43,288,702
                                                   ============    ============    ============    ============

    The accompanying notes are an integral part of these financial statements


       Limited Maturity                    Balanced
        Bond Portfolio                     Portfolio                        Total
     --------------------            --------------------            --------------------
     1999            1998            1999            1998            1999            1998
     ----            ----            ----            ----            ----            ----


$    319,622    $    397,136    $    185,833    $    230,506    $    624,303    $    742,728

      66,370          74,360         140,065         125,291         765,972         704,067
------------    ------------    ------------    ------------    ------------    ------------

     253,252         322,776          45,768         105,215        (141,669)         38,661
------------    ------------    ------------    ------------    ------------    ------------

     (86,444)        (46,651)        109,142          28,391       1,283,484         570,534

        --              --           275,308       1,619,027       2,562,005      12,106,427
------------    ------------    ------------    ------------    ------------    ------------

     (86,444)        (46,651)        384,450       1,647,418       3,845,489      12,676,961

    (152,501)        (82,604)      3,175,329        (721,893)     20,010,179      (6,016,377)
------------    ------------    ------------    ------------    ------------    ------------

$     14,307    $    193,521    $  3,605,547    $  1,030,740    $ 23,713,999    $  6,669,245
============    ============    ============    ============    ============    ============






$    253,252    $    322,776    $     45,768    $    105,215    $   (141,669)   $     38,661

     (86,444)        (46,651)        384,450       1,647,418       3,845,489      12,676,961

    (152,501)        (82,604)      3,175,329        (721,893)     20,010,179      (6,016,377)
------------    ------------    ------------    ------------    ------------    ------------

      14,307         193,521       3,605,547       1,030,740      23,713,999       6,699,245
------------    ------------    ------------    ------------    ------------    ------------

     163,195         156,457       1,731,851       1,758,511       5,381,011       6,456,159

    (281,647)        105,524        (437,837)         (4,368)           --              --

    (752,459)       (750,978)     (1,225,883)     (1,315,396)     (7,691,001)     (7,558,272)

      (5,588)         (6,327)        (11,305)         (9,679)        (65,819)        (57,929)

      (4,015)           (795)        (15,185)         (7,543)        (57,248)        (25,048)
------------    ------------    ------------    ------------    ------------    ------------

    (880,514)       (496,119)         41,641         421,525      (2,433,057)     (1,185,090)
------------    ------------    ------------    ------------    ------------    ------------

    (866,207)       (302,598)      3,647,188       1,452,265      21,280,942       5,514,155

   5,985,476       6,288,074      11,296,538       9,844,273      63,094,425      57,580,270
------------    ------------    ------------    ------------    ------------    ------------

$  5,119,269    $  5,985,476    $ 14,943,726    $ 11,296,538    $ 84,375,367    $ 63,094,425
============    ============    ============    ============    ============    ============

                          SENTRY LIFE INSURANCE COMPANY

                           Sentry Variable Account II

                          Notes to Financial Statements
                           December 31, 1999 and 1998

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 and 1998

1.   Organization and Contracts

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

     A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.   Significant Accounting Policies

     Valuation of Investments

     Investments in the Trust are valued at the reported net asset values of the portfolios, which value their investment securities at fair value.

     Securities Transactions and Investment Income

     Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

                          SENTRY LIFE INSURANCE COMPANY

                           Sentry Variable Account II

                    Notes to Financial Statements (continued)

3.   Expenses

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $7,434 at December 31, 1999.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

                          SENTRY LIFE INSURANCE COMPANY

                           Sentry Variable Account II

                    Notes to Financial Statements (continued)

4.   Net Assets

     At December 31, 1999 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                              Accumulation    Accumulation
                                                 Units         Unit Value      Value
                                              ------------    ------------     -----

          Liquid Asset Portfolio                182,027       $   18.50     $ 3,367,212
          Growth Portfolio                      710,496           85.78      60,945,160
          Limited Maturity Bond Portfolio       203,835           25.11       5,119,269
          Balanced Portfolio                    500,706           29.85      14,943,726
                                                                            -----------

          Total net assets                                                  $84,375,367
                                                                            ===========

     At December 31, 1999 there were no significant concentrations of ownership.

     At December 31, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:


                                              Accumulation    Accumulation
                                                 Units         Unit Value      Value
                                              ------------    ------------     -----


         Liquid Asset Portfolio                140,566       $17.95        $ 2,523,709
         Growth Portfolio                      750,025        57.72         43,288,702
         Limited Maturity Bond Portfolio       238,960        25.05          5,985,476
         Balanced Portfolio                    499,567        22.61         11,296,538
                                                                           -----------

          Total net assets                                                 $63,094,425
                                                                           ===========

5.   Purchases and Sales of Securities

     In 1999, purchases and proceeds on sales of the Trust's shares aggregated $13,619,689 and $13,634,200, respectively, and were as follows:

                            Liquid Asset     Growth     Limited Maturity   Balanced
                              Portfolio     Portfolio    Bond Portfolio    Portfolio     Total
                            -----------     ---------   ----------------   ---------     -----

     Purchases              $2,649,719   $ 7,685,380     $  678,316       $2,606,274   $13,619,689
     Proceeds on sales       1,809,121     8,275,374      1,306,207        2,243,498    13,634,200

     In 1998, purchases and proceeds on sales of the Trust's shares aggregated $24,882,854 and $13,922,844, respectively, and were as follows:

                           Liquid Asset    Growth      Limited Maturity    Balanced
                              Portfolio   Portfolio    Bond Portfolio     Portfolio      Total
                            -----------   ---------    ----------------    ---------     -----

     Purchases              $3,392,077   $15,934,442     $  968,445       $4,587,890   $24,882,854
     Proceeds on sales       2,876,339     7,463,244      1,141,430        2,441,831    13,922,844

6.   Subsequent Event

     On January 7, 2000, the Variable Account transferred assets from Neuberger Berman Advisers Management Trust to T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The transfer had no effect on the Variable Account Portfolios' unit value or number of units.

                          SENTRY LIFE INSURANCE COMPANY

            Report on Audits of Statutory-Basis Financial Statements

                 For the Years Ended December 31, 1999 and 1998

 PRICEWATERHOUSECOOPERS [LOGO OMITTED]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      203 North LaSalle Street
                                                      Chicago, IL  60601-1210
                                                      Telephone (312) 701-5500
                                                      Facsimile  (312) 701-6533

                     REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the State of Wisconsin, which practices differ from accounting principles generally accepted in the United States
(GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the State of Wisconsin.


Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities of Sentry Life Insurance Company as of December 31, 1999, and for the year then ended, is presented for the purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[SIGNATURE OMITTED]

Chicago, Illinois
February 18, 2000

                          SENTRY LIFE INSURANCE COMPANY
                         STATUTORY-BASIS BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

ASSETS                                                                            1999           1998
------                                                                            ----           ----
Investments:
  Bonds...................................................................$1,145,721,207  $1,118,191,869
  Investments in subsidiaries.............................................     9,869,910       9,532,940
  Mortgage loans..........................................................          --            18,723
  Policy loans............................................................    23,284,247      24,036,498
  Cash and short-term investments.........................................    20,833,999      29,877,016
                                                                          --------------  --------------
        Total investments................................................. 1,199,709,363   1,181,657,046
Accrued investment income.................................................    19,954,174      18,681,577
Premiums deferred and uncollected.........................................     5,060,644       4,474,663
Other assets..............................................................       717,462       1,177,498
Assets held in separate accounts..........................................   645,899,120     604,877,464
                                                                          --------------  --------------
        Total admitted assets.............................................$1,871,340,763  $1,810,868,248
                                                                          ==============  ==============




    The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                   STATUTORY-BASIS BALANCE SHEETS (CONTINUED)
                           DECEMBER 31, 1999 AND 1998

LIABILITIES                                                                          1999             1998
-----------                                                                          ----             ----
Future policy benefits:
  Life..........................................................................$   257,989,084  $  255,692,269
  Accident and health...........................................................     15,254,702      15,440,434
  Annuity.......................................................................    131,069,441     134,582,450
Policy and contract claims......................................................      4,472,194       4,140,344
Premium and other deposit funds.................................................    650,107,483     624,627,002
Other policyholder funds........................................................      3,495,677      10,445,827
Accounts payable and other liabilities..........................................      5,047,521      11,177,061
Federal income taxes accrued....................................................      9,689,197       9,417,827
Asset valuation reserve.........................................................      5,725,552       5,706,987
Interest maintenance reserve....................................................      5,970,750       7,087,699
Liabilities related to separate accounts........................................    645,025,463     603,897,819
                                                                                ---------------  --------------
        Total liabilities.......................................................  1,733,847,064  $1,682,215,719
                                                                                ===============  ==============
CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value; authorized 400,000 shares; issued
  and outstanding 316,178 shares in 1999 and 1998...............................      3,161,780       3,161,780
Paid-in surplus.................................................................     43,719,081      43,719,081
Earned surplus, unappropriated..................................................     90,612,838      81,771,668
                                                                                ---------------  --------------
        Total capital stock and surplus.........................................    137,493,699     128,652,529
                                                                                ---------------  --------------
        Total liabilities, capital stock and surplus............................$ 1,871,340,763  $1,810,868,248
                                                                                ===============  ==============

    The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                    STATUTORY-BASIS STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                       1999              1998
                                                                                       ----              ----
Premiums and other income:
  Premiums and annuity considerations...........................................   $ 78,163,778   $  76,847,662
  Other fund deposits...........................................................     84,714,318      62,791,049
  Commissions and expense allowances on
    reinsurance ceded...........................................................     10,490,120      11,560,785
  Net investment income.........................................................     92,047,182      93,544,822
  Other income..................................................................      7,975,913       8,931,046
                                                                                ---------------  --------------
        Total premiums and other income.........................................    273,391,311     253,675,364
                                                                                ---------------  --------------
Benefits and expenses:
  Policyholder benefits and fund withdrawals....................................    183,564,804     199,613,380
  Increase in future life policy benefits
        and other reserves......................................................     17,245,042      21,803,214
  Commissions...................................................................      7,641,402       7,358,122
  Other expenses................................................................     28,531,247      27,780,333
  Transfers to (from) separate accounts, net....................................     10,947,327     (16,816,030)
                                                                                ---------------  --------------
        Total benefits and expenses.............................................    247,929,822     239,739,019
                                                                                ---------------  --------------
Income before federal income tax expense
  and net realized losses on investments........................................     25,461,489      13,936,345
        Federal income tax expense, less tax on net realized
          losses and transfers to the IMR.......................................      8,599,925       5,684,753
                                                                                ---------------  --------------
Income before net realized losses on investments................................     16,861,564       8,251,592
        Net realized losses on investments......................................       (835,531)       (514,506)
                                                                                ---------------  --------------
Net income...................................................................... $   16,026,033   $   7,737,086
                                                                                ===============  ==============





    The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                      1999              1998
                                                                                      ----              ----
Capital stock, beginning and end of year........................................$   3,161,780    $   3,161,780
                                                                                --------------   -------------
Paid-in surplus, beginning and end of year......................................   43,719,081       43,719,081
                                                                                --------------   -------------
Earned surplus,  unappropriated:
  Balance at beginning of year..................................................   81,771,668       82,275,476
  Net income....................................................................   16,026,033        7,737,086
  Change in non-admitted assets.................................................       (5,597)          (4,430)
  Change in liability for reinsurance...........................................           --           (9,348)
  Change in asset valuation reserve.............................................      (18,565)        (442,409)
  Dividend to stockholder.......................................................   (7,500,000)      (7,500,000)
  Change in net unrealized gains (losses) on investments........................      339,299         (284,707)
                                                                                --------------   -------------
  Balance at end of year........................................................   90,612,838       81,771,668
                                                                                --------------   -------------
        Total capital stock and surplus......................................... $137,493,699    $ 128,652,529
                                                                                ==============   =============

    The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                      1999              1998
                                                                                      ----              ----
Premiums and annuity considerations............................................. $ 77,982,959    $  76,630,869
Other fund deposits.............................................................   84,714,318       62,791,049
Other premiums, considerations and deposits.....................................      158,698          165,851
Allowances and reserve adjustments received on
  reinsurance ceded.............................................................   10,531,483       11,507,443
Investment income received (excluding realized gains
  and losses and net of investment expenses)....................................   89,005,861       90,358,325
Other income received...........................................................    7,812,904       13,079,807
Life and accident and health claims paid........................................  (26,702,540)     (35,698,918)
Surrender benefits.............................................................. (105,735,114)    (132,575,939)
Other benefits to policyholders paid............................................  (50,813,480)     (48,180,669)
Commissions, other expenses, and taxes paid
  (excluding federal income taxes)..............................................  (35,554,121)     (34,763,025)
Net transfers (to) from separate accounts.......................................  (10,834,702)      16,492,034
Cash in receivable status from separate accounts................................            -                -
Changes in asset charges receivable.............................................            -                -
Dividends to policyholders paid.................................................     (318,735)        (317,700)
Federal income taxes paid.......................................................   (6,615,383)      (8,853,213)
Net decrease in policy loans....................................................      752,251          984,139
                                                                                --------------   -------------
  Net cash from operations......................................................   34,384,399       11,620,053
                                                                                --------------   -------------
Proceeds from investments sold, matured, or repaid:
  Bonds.........................................................................  137,065,217      147,260,947
  Mortgage loans................................................................       18,723           49,934
  Tax on net capital gains......................................................   (1,608,247)        (577,663)
                                                                                --------------   -------------
        Total investment proceeds...............................................  135,475,693      146,733,218
                                                                                --------------   -------------
Other cash provided.............................................................    2,492,931       17,175,517
                                                                                --------------   -------------
        Total cash provided.....................................................  172,353,023      175,528,788
                                                                                --------------   -------------
Cost of investments acquired....................................................  164,883,237      157,699,531
Other cash applied:
  Dividend to stockholder.......................................................    7,500,000        7,500,000
  Other applications, net.......................................................    9,012,803        1,088,365
                                                                                --------------   -------------
        Total cash applied......................................................  181,396,040      166,287,896
                                                                                --------------   -------------
        Net change in cash and short-term investments...........................   (9,043,017)       9,240,892
Cash and short-term investments:
  Beginning of year.............................................................   29,877,016       20,636,124
                                                                                --------------   -------------
  End of year...................................................................$  20,833,999    $  29,877,016
                                                                                ==============   =============





    The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

(1)  BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

     The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

     The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     SIGNIFICANT STATUTORY ACCOUNTING POLICIES

     A.   INVESTMENT SECURITIES

          Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

          Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B. SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

C. NON-ADMITTED ASSETS
   For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

   Non-admitted assets totaled $10,348 and $4,752 at December 31, 1999 and 1998, respectively.

D. POLICY BENEFITS
   Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

   Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premiums.

   Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables and various interest rates.

   Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

   GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

E. INTEREST MAINTENANCE RESERVE (IMR)
   Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. ASSET VALUATION RESERVE (AVR)
   The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. For GAAP purposes, a writedown, for other than temporary declines in value, is recognized as a realized loss on an individual asset basis.

G. REVENUE AND EXPENSE RECOGNITION
   Premiums for traditional life insurance policies and limited-payment contracts are taken into income when due. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

   The Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $30,266,743 and $29,212,951 for 1999 and 1998, respectively, under this allocation agreement.

H. ACQUISITION COSTS
   Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

I. FEDERAL INCOME TAX
   The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

J. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS
   The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

   In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAICpolicy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

K.  CODIFICATION
    In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is now considering amendments to the Codification guidance that would also be effective upon implementation. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

    The Wisconsin Insurance Department will adopt the Codification guidance, effective January 1, 2001. The effect of the Codification on the Company's financial statements has not yet been estimated.

(2) INVESTMENTS
    The book value and estimated market value of bonds are as follows:

                                                                    GROSS        GROSS       ESTIMATED
                                                        BOOK      UNREALIZED   UNREALIZED      MARKET
AT DECEMBER 31, 1999                                   VALUE        GAINS        LOSSES        VALUE
                                                       -----     ----------- -----------    -----------
US Treasury securities and
  obligations of US Government
  corporations and agencies                      $   44,861,293  $   999,252  $   (772,215) $   45,088,330
Obligations of states and
  political subdivisions                                443,994       27,721             0         471,715
Corporate securities                                876,015,612   10,437,319   (40,424,102)    846,028,829
Mortgage-backed securities                          224,400,308    4,532,599    (2,314,104)    226,618,803
                                                 --------------  -----------  ------------  --------------

  Total                                          $1,145,721,207  $15,996,891  $(43,510,421  $1,118,207,677
                                                 ==============  ===========  ============  ==============


                                                                    GROSS        GROSS       ESTIMATED
                                                        BOOK      UNREALIZED   UNREALIZED      MARKET
AT DECEMBER 31, 1998                                   VALUE        GAINS        LOSSES        VALUE
                                                       -----     ----------- -----------    -----------
US Treasury securities and
  obligations of US Government
  corporations and agencies                      $   44,847,324  $ 3,875,945            0   $   48,723,269
Obligations of states and
  political subdivisions                                441,814       92,159            0          533,973
Corporate securities                                819,379,743   73,859,271   (3,201,476)     890,037,538
Mortgage-backed securities                          253,522,988   14,734,376      (20,123)     268,237,241
                                                 --------------  -----------  ------------  --------------
  Total                                          $1,118,191,869  $92,561,751  $(3,221,599)  $1,207,532,021
                                                 ==============  ===========  ============  ==============

                          SENTRY LIFE INSURANCE COMPANY

     Book value and estimated market value of bonds at December 31, 1999, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                   ESTIMATED
                                                     BOOK           MARKET
                                                     VALUE           VALUE
                                                     -----        ----------
     Due in one year or less                  $    7,339,697   $    7,424,129
     Due after one year through five years        71,644,578       71,916,890
     Due after five years through ten years      174,799,974      171,372,748
     Due after ten years                         667,536,650      640,875,107
                                                 -----------      -----------
          Subtotal                               921,320,899      891,588,874
     Mortgage-backed securities                  224,400,308      226,618,803
                                                 -----------      -----------
          Total                               $1,145,721,207   $1,118,207,677
                                              ==============   ==============

     The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1999 is summarized as follows:

                 Aaa                         25.29%
                 Aa                           7.98%
                 A                           41.73%
                 Baa                         24.25%
                 Ba & below and not rated     0.75%
                                            -------
                                            100.00%
                                            =======

     Generally, bonds with ratings Baa and above are considered to be investment grade.

     Proceeds from sales of bonds during 1999 and 1998, including maturities and calls, were $137,065,217 and $147,260,947, respectively. In 1999 and 1998, respectively, gross gains of $1,424,706 and $3,633,126, and gross losses of $2,344,106 and $508,150 were realized on these sales before transfer to the IMR liability.

     At December 31, 1999 and 1998, investments carried at $4,283,967 and $4,335,822, respectively, were on deposit with various governmental agencies as required by law.

(3)  UNCONSOLIDATED SUBSIDIARIES
     The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1999 and 1998. Condensed financial information regarding SLONY is shown as follows:

                                                 SLONY
                                       ---------------------------
                                           1999            1998
                                       -----------     -----------
     Investments                       $31,349,369     $33,868,989
     Total assets                       37,511,889      38,308,361
     Policy reserves and benefits       18,263,957      19,401,383
     Total liabilities                  27,641,979      28,775,421
     Statutory capital and surplus       9,869,910       9,532,940
     Premium income                      6,164,053       7,151,770
     Net investment income               2,436,476       2,627,438
     Benefits and expenses               7,044,649       8,687,989
     Net income                          1,019,134         659,539

                          SENTRY LIFE INSURANCE COMPANY
            Notes to Statutory-Basis Financial Statements (continued)

(4) NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES) Sources of net investment income for 1999 and 1998 are as follows:

                                                  1999         1998
                                            -----------     -----------
     Dividends received from affiliates     $   850,000     $   880,000
     Interest:
         Bonds                               87,460,887      89,112,233
         Short-term investments               1,140,773       1,111,775
         Other investments                    1,815,616       1,676,371
         Amortization of IMR                  1,138,005       1,119,458
                                             ----------      ----------
            Gross investment income          92,405,281      93,899,837
     Investment expense                         358,099         355,015
                                            -----------     -----------
            Net investment income           $92,047,182     $93,544,822
                                            ===========     ===========

     The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                                                    REALIZED                        UNREALIZED
                                           --------------------------          -------------------------
                                               1999          1998                1999            1998
                                           ----------      ----------          ---------      ----------
     Common stock of unconsolidated
       subsidiary                          $      --       $       --          $ 336,970      $(284,707)
     Bonds                                  (919,400)       3,124,975                 --             --
     Stocks                                       --               --              2,329             --
     Capital gains tax                       104,925       (1,608,247)                --             --
                                             -------       -----------         ----------     ----------
     Pre-IMR capital gains (losses),
       net of tax                           (814,475)       1,516,728            339,299       (284,707)
     IMR capital gains transferred
      into the reserve, net of taxes         (21,056)      (2,031,234)                --             --
                                           ----------      -----------         ---------      ----------
                                           $(835,531)      $ (514,506)         $ 339,299      $(284,707)
                                           ==========      ===========         =========      ==========

(5)  INCOME TAXES
     Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:

                                                                      1999         1998
                                                                ------------     ------------
     Federal income tax calculated at statutory rate
         of 35% of income before federal income taxes and
         net realized gains on investments                      $ 8,911,521      $ 4,877,721
     Accrual of bond discount                                      (566,045)        (937,906)
     Adjustment for deferred acquisition costs                      (59,256)         (33,295)
     Dividends received from subsidiaries                          (297,500)        (308,000)
     Different basis used to compute future policy benefits         506,516        2,678,735
     Amortization of interest maintenance reserve                  (398,302)        (391,810)
     Other, net                                                     502,991         (200,692)
                                                                ------------     ------------
         Total                                                  $ 8,599,925      $ 5,684,753
                                                                ============     ============

     Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $93,757,427, respectively, at December 31, 1999.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

     Federal income tax returns of SIAMCO have been examined through 1996, and the Company and the Internal Revenue Service have reached agreement on all issues relating to 1996 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.


(6)  DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
     Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

     The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     BONDS
     Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

     POLICY LOANS
     Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

     SEPARATE ACCOUNTS
     The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

     AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS
     The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.


     STRUCTURED SETTLEMENTS
     The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

     LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS
     The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

     The estimated fair values of the Company's financial instruments are as follows:

                                                      STATEMENT         ESTIMATED
     AT DECEMBER 31, 1999                               VALUE           FAIR VALUE
                                                  --------------     --------------
     Assets:
       Bonds                                      $1,145,721,207     $1,118,207,677
       Assets held in separate accounts              645,899,120        645,899,120
     Liabilities:
       Aggregate reserves for
         investment-type contracts                    71,802,052         71,619,440
       Structured settlements                         54,073,885         64,055,048
       Liability for premium and
         other deposit funds                         650,107,483        641,978,933
     Liabilities related to separate accounts        645,025,463        645,025,463

                                                     STATEMENT          ESTIMATED
     AT DECEMBER 31, 1998                              VALUE            FAIR VALUE
                                                  --------------     --------------
     Assets:
       Bonds                                      $1,118,191,869     $1,207,532,021
       Assets held in separate accounts              604,877,464        604,877,464
     Liabilities:
       Aggregate reserves for
         investment-type contracts                    75,976,747         75,638,874
       Structured settlements                         53,328,059         63,023,295
       Liability for premium and
         other deposit funds                         624,627,002        624,347,222
     Liabilities related to separate accounts        603,897,819        603,897,819


(7)  PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS
     The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO in 1999 and 1998.

     The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $373,000 and $429,000 by SIAMCO for 401k Plan benefits in 1999 and 1998, respectively.

     In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $516,000 for 1999 and $470,000 for 1998.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

(8)  REINSURANCE
     The Company has entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiary. Assumed life in-force amounted to approximately 32% and 31% of total in-force (before ceded reinsurance) at December 31, 1999 and 1998, respectively.

     The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

     The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:

                                                         1999
                                                    (000'S OMITTED)
                                                    ---------------
                                        AFFILIATED               UNAFFILIATED
                                        ----------               ------------
                                  ASSUMED      CEDED        ASSUMED       CEDED
                                 --------     --------     ---------     --------
     Premiums                    $    295     $ 24,993     $  7,399      $  3,488
     Benefits                         138       54,854        7,236         1,854
     Commissions                        8       10,050           (3)          440
     Future Policy Benefits:
        Life & Annuities               31           --           13         1,303
        Accident & Health              --      213,850          165            70
     Intercompany Receivable           --        3,620           --            --

                                                         1998
                                                    (000'S OMITTED)
                                                    ---------------
                                       AFFILIATED               UNAFFILIATED
                                       ----------               ------------
                                 ASSUMED        CEDED      ASSUMED         CEDED
                                 --------     --------     --------      --------
     Premiums                    $    306     $ 28,380     $  6,459      $  3,563
     Benefits                         372       43,926        6,539         1,634
     Commissions                       10       11,083           (3)          477
     Future Policy Benefits:
        Life & Annuities               34           --           18         1,213
        Accident & Health              --      226,031          175            73
     Intercompany Receivable           --          333           --            --


(9)  COMMITMENTS AND CONTINGENCIES
     In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

     State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

                          SENTRY LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

(10) OTHER RELATED PARTY TRANSACTIONS
     The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $33,022,000 and $25,742,000 in 1999 and 1998, respectively.

     The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1999 and 1998 included $54,073,885 and $53,328,059, respectively, relating to these contracts.

     Also, see Notes 7 and 8 for other related party transactions.

(11) WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES Annuity reserves and deposits of approximately $1,342.0 million and $1,286.0 million in 1999 and 1998, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% of these balances carry surrender charges.

                         SENTRY LIFE INSURANCE COMPANY

                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1999

                          SENTRY LIFE INSURANCE COMPANY
                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                      SCHEDULE 1 - SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

  Investment Income Earned:
    Government Bonds ...........................................................$          321,403
    Other bonds (unaffiliated) .................................................        87,139,484
    Common stocks of affiliates ................................................           850,000
    Mortgage loans .............................................................               999
    Premium notes, policy loans and liens ......................................         1,583,866
    Short-term investments .....................................................         1,140,773
    Aggregate write-ins for investment income...................................           230,751
                                                                                ------------------
    Gross investment income ....................................................$       91,267,276
                                                                                ==================
  Mortgage Loans - Book Value:
    Residential mortgages ......................................................$               --
                                                                                ==================

  Mortgage Loans By Standing - Book Value:
    Good standing ..............................................................$               --
                                                                                ==================

  Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
    Common stocks ..............................................................$        9,869,910
                                                                                ==================
  Bonds and Short-Term Investments by Class and Maturity:

     Bonds by Maturity - Statement Value
          Due within one year or less...........................................$       19,858,194
          Over 1 year through 5 years...........................................       157,866,910
          Over 5 years through 10 years.........................................       275,602,276
          Over 10 years through 20 years........................................       312,091,609
          Over 20 years.........................................................       380,302,218
                                                                                ------------------
          Total by Maturity.....................................................$    1,145,721,207
                                                                                ==================
     Bonds by Class - Statement Value
          Class 1.............................................................. $      833,324,129
          Class 2...............................................................       292,171,799
          Class 3...............................................................        17,342,925
          Class 4...............................................................         2,882,354
          Class 5...............................................................                 -
          Class 6...............................................................                 -
                                                                                ------------------

          Total by Class........................................................$    1,145,721,207
                                                                                ==================

          Total Bonds Publicly Traded...........................................$    1,124,872,697
                                                                                ==================
          Total Bonds Privately Placed..........................................$       20,848,510
                                                                                ==================

  Short-Term Investments - Book Value ..........................................$       20,833,999
                                                                                ==================
  Cash on Deposit ..............................................................                --
                                                                                ==================
  Life Insurance In Force (000's omitted):
    Ordinary ...................................................................$        4,538,256
                                                                                ==================
    Group Life .................................................................$        3,188,254
                                                                                ==================
  Amount of Accidental Death Insurance In Force Under Ordinary
  Policies (000's omitted) .....................................................$          110,819
                                                                                ==================
  Life Insurance Policies with Disability Provisions In Force:
    Ordinary ...................................................................$           20,124
                                                                                ==================
    Group Life .................................................................               106
                                                                                ==================
  Supplementary Contracts In Force:
    Ordinary - Not Involving Life Contingencies
      Amount on Deposit ........................................................$          340,063
                                                                                ==================
      Income Payable ...........................................................$          216,400
                                                                                ==================
    Ordinary - Involving Life Contingencies
      Income Payable ...........................................................$           78,816
                                                                                ==================
  Annuities:
    Ordinary
      Immediate - Amount of Income Payable .....................................$        1,749,809
                                                                                ==================
      Deferred - Fully paid account balance ....................................$       18,765,099
                                                                                ==================
      Deferred - Not fully paid account balance ................................$      108,234,625
                                                                                ==================
    Group
      Amount of income payable .................................................$        4,841,658
                                                                                ==================
      Fully paid account balance ...............................................$       26,503,191
                                                                                ==================
      Not fully paid account balance ...........................................$    1,208,929,671
                                                                                ==================
  Accident and Health Insurance - Premiums In Force:
    Ordinary ...................................................................$          115,852
                                                                                ==================
    Group ......................................................................$       26,714,977
                                                                                ==================
  Deposit Funds and Dividend Accumulations:
    Dividend Accumulations - Account Balance ...................................$          360,313
                                                                                ==================
  Claim Payments 1999:
    Group Accident and Health Year  - Ended December 31, 199X
         1999...................................................................$        2,582,449
                                                                                ==================
         1998...................................................................$          419,317
                                                                                ==================
         1997...................................................................$           85,332
                                                                                ==================
         1996 & prior ..........................................................$        1,047,898
                                                                                ==================
    Other Accident & Health
         1999...................................................................$            5,320
                                                                                ==================
         1998...................................................................$           21,591
                                                                                ==================
         1997...................................................................$           19,197
                                                                                ==================
         1996 & prior ..........................................................$           56,701
                                                                                ==================

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 24  Financial Statements and Exhibits

         (a)  Financial Statements of Sentry Variable Account II

              Included in Part A:

                    Condensed Financial Information

              Included in Part B:

                    Report of Independent Accountant

                    Statement of Assets, Liabilities and Contract Owners'
                         Equity, December 31, 1999

                    Statements of Operations and changes in Contract Owners'
                         Equity for the years ended December 31, 1999 and 1998

                    Notes to Financial Statements, December 31, 1999 and 1998


              Financial Statements of Sentry Life Insurance Company

              Included in Part B

                    Report of Independent Accountant

                    Statutory-Basis Balance Sheets, December 31, 1999 and 1998


                    Statutory-Basis Statements of Operations for the years ended
                         December 31, 1999 and 1998

                    Statutory-Basis Statements of Changes in Capital Stock and
                         Surplus for the years ended December 31, 1999 and 1998

                    Statutory-Basis Statements of Cash Flow for the years ended
                         December 31, 1999 and 1998

                    Notes to Statutory-Basis Financial Statements

ITEM 24
             (b)    Exhibits

                    (1) Resolutions of the Board of Directors of Sentry Life Insurance Company*

                    (2)  Not Applicable

                    (3)(i)    Principal Underwriter Agreement*
                    (3)(ii)   Registered Representatives Agreement*
                    (3)(iii)  General Agent Agreement*

                    (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*
                    (4)(ii)   Contract Amendment pursuant to Tax Reform Act of
                              1984*

                    (5)       Application Form

                    (6)(i) Articles of Incorporation of Sentry Life Insurance Company*
                    (6)(ii)   Bylaws*

                    (7)       Not Applicable

                    (8)(i) Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc.**

                    (8)(ii)   Fund Participation Agreement with Janus Aspen
                              Series**

                    (9)       Opinion and Consent of Counsel

                    (10)      Consent of Independent Accountants

                    (11)      Not Applicable

                    (12) Agreement Governing Contribution to Sentry Variable Account II*

                    (13)      Calculation of Performance Information

     *   Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5), (6)(i),
         (6)(ii), and (12) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1998.

     ** Exhibits (8)(i) and (8)(ii) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 21 to Form N-4 filed electronically on or about January 7, 2000.

ITEM 25  Directors and Officers of the Depositor

         The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                            Positions and Offices
                  Name                         With Depositor
                  ----                      ---------------------

         Dale R. Schuh             Director, Chairman of the Board and President
         Wallace D. Taylor         Vice President
         William M. O'Reilly       Director and Secretary
         William J. Lohr           Director and Treasurer
         Janet L. Fagan            Director
         James J. Weishan          Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2.   The following companies are also wholly-owned subsidiaries of Sentry
     Insurance:

     (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
     (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
     (c) Sentry Fund, Inc., a Maryland corporation;
     (d) Parker Stevens Agency, Inc., a Wisconsin corporation;
     (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
     (f) Sentry Investment Management, Inc., a Delaware corporation;
     (g) Sentry Equity Services, Inc., a Delaware corporation;
     (h) Sentry Services, Inc., a Wisconsin corporation;
     (i) Sentry Aviation Services, Inc., a Wisconsin corporation;
     (j) WAULECO, Inc., a Wisconsin corporation; and
     (k) Sentry Holding Company, Inc., a Delaware corporation.

3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Select Insurance Company, Sentry Casualty Company, Rock River Insurance Company, all Illinois corporations; Sentry Insurance Agency, Inc., a Delaware corporation; and Sentry Insurance General Agency, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of April 1, 2000, there were 2,065 qualified contract owners and 593 non-qualified contract owners.


ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

     145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

     (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

     (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

     (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made
     (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

     (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

     (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

     (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

     (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

     (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

         (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:

              Sentry Variable Account I
              Sentry Variable Life Account I
              Sentry Fund, Inc.

         (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:

                                                    Positions and Offices
                       Name                            With Underwriter
                       ----                         ---------------------

              Dale R. Schuh                Director and Chairman of the Board

              Wallace D. Taylor            President

              Glen E. Scott Jr.            Vice President

              William M. O'Reilly          Director and Secretary

              William J. Lohr              Director and Treasurer


         (c)

  Name of      Net Underwriting
 Principal        Discounts &      Compensation On      Brokerage
Underwriter       Commissions        Redemption         Commissions    Compensation
-----------    ----------------    ----------------     -----------    ------------

Sentry Equity
Services, Inc.     $  148,083          $ 0.00             $ 0.00         $435,255

ITEM 30   Location of Accounts and Records

          As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31   Management Services

          Not Applicable.


ITEM 32   Undertakings

          (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

          (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   Signatures



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Stevens Point, State of Wisconsin, on the 24th day of April, 2000.


                   Sentry Variable Account II
                   Registrant


                   By: Sentry Life Insurance Company



                   By: s/Dale R. Schuh
                       ----------------------------------------
                         Dale R. Schuh, Chairman of the Board,
                           President and Director




                   Sentry Life Insurance Company
                   Depositor



                   By:  s/Dale R. Schuh
                       ----------------------------------------
                          Dale R. Schuh, Chairman of the Board,
                            President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.






s/Dale R. Schuh                                         April 24, 2000
------------------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



s/Wallace D. Taylor                                     April 24, 2000
------------------------------------------
Wallace D. Taylor, Vice President



s/William M. O'Reilly                                   April 24, 2000
------------------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                       April 24, 2000
------------------------------------------


William J. Lohr, Treasurer and                          April 24, 2000
------------------------------------------
Director



s/Janet L. Fagan                                        April 24, 2000
------------------------------------------
Janet L. Fagan, Director



s/James J. Weishan                                      April 24, 2000
------------------------------------------
James J. Weishan, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 23

                                       TO

                                    FORM N-4

                                       FOR

                           SENTRY VARIABLE ACCOUNT II

                                INDEX TO EXHIBITS


Exhibit
-------

99.B     5        Application Form

99.B     9        Opinion and Consent of Counsel

99.B     10       Consent of Independent Accountant

99.B     13       Calculation of Performance Information